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As Filed with the Securities and Exchange Commission on October 10, 2008

Registration File No. 333-52215
811-7337

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 36	☒
(Check appropriate box or boxes)

Protective Variable Life Separate Account
(Exact name of registrant)

Protective Life Insurance Company
(Name of depositor)

2801 Highway 280 South
Birmingham, Alabama 35223
(Address of depositor's principal executive offices)

(800) 265-1545
Depositor's Telephone Number, including Area Code

DAVID M. LOPER, Esq.
2801 Highway 280 South
Birmingham, Alabama 35223
(Name and address of agent for service)

Copy to:
STEPHEN E. ROTH, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, DC 20004-2415

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On November 10, 2008 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On May 1, 2008 pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Interests in Individual
Flexible Premium Variable and Fixed Life Insurance Policies

EXPLANATORY COMMENT

        The prospectus and the statement of additional information included in Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File Nos. 333-52215 and 811-7337) filed on August 15, 2008 pursuant to paragraph (a)(1) of Rule 485 are incorporated herein by reference.

PART C
OTHER INFORMATION

Item 27.    Exhibits.

1.	Certified resolutions of the board of directors of Protective Life Insurance Company establishing Protective Variable Life Separate Account. (1)
2.	Custodian Agreements — None.
3.	(a)	Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and Protective Variable Life Separate Account. (2)
(a)(1) Amendment I to the Underwriting Agreement. (8)
	(b)	Form of Distribution Agreement between Investment Distributors, Inc. and selling broker-dealers. (2)
4.	(a)(1) Form of Premiere II Contract (for Policies Applied for before June 1, 2003). (4)
(a)(2) Form of Premiere II Contract (for Policies Applied for on or after June 1, 2003). (18)
(a)(3) Premiere III Contract (25)
	(b)	Children's term life rider. (1)
	(c)	Accidental death benefit rider. (1)
	(d)	Disability benefit rider. (1)
	(d)	Guaranteed insurability rider. (1)
	(f)	Protected insurability benefit rider. (1)
	(g)	Term Rider for Covered Insured. (4)
(h)(1) Policy Value Credit Endorsement (for Premiere II Policies Applied for before June 1, 2003). (4)
(h)(2) Policy Value Credit Endorsement (for Premiere II Policies Applied for on or after June 1, 2003). (18)
	(i)	Terminal Illness Accelerated Death Benefit Endorsement. (10)
	(j)	Lapse Protection Extension Rider (for Premiere II Policies). (15)
	(k)	Cash Value Accumulation Test Endorsement. (12)
(l)(1) Residual Death Benefit Endorsement (for Premiere II Policies Applied for on or after June 1, 2003). (18)
(l)(2) Residual Death Benefit Endorsement (Premiere III) (25)
(m)(1) Policy Loan Endorsement (for Premiere II Policies Applied for Before June 1, 2003). (12)
(m)(2) Policy Loan Endorsement (for Premiere II Policies Applied for on or after June 1, 2003 and Premiere III Policies). (18)
(n) Arbitration Endorsement (Premiere III). (25)
5.	Form of Contract Application. (4)
6.	(a)	Charter of Protective Life Insurance Company. (1)
	(b)	By-Laws of Protective Life Insurance Company. (1)
	(c)	Amended and Restated Charter of Protective Life Insurance Company (23)
	(d)	Amended and Restated Bylaws of Protective Life Insurance Company (23)
7.	(a)	Form of Automatic and Facultative Yearly Renewable Term Agreement. (18)
	(b)	Form of Yearly Renewable Term Reinsurance Agreement. (18)
	(c)	List of Reinsurers. (24)
8.	(a)	Participation/Distribution Agreement. (2)
(a)(1) Amendment I to the Participation/Distribution Agreement. (8)
	(b)	Participation Agreement (Oppenheimer Variable Account Funds). (3)
	(c)	Participation Agreement (MFS Variable Insurance Trust). (3)
	(d)	Participation Agreement (Acacia Capital Corporation). (3)
	(e)	Participation Agreement (Van Eck Worldwide Insurance Trust). (7)
	(f)	Participation Agreement (Van Kampen Life Investment Trust). (11)
	(g)	Form of Participation Agreement (Fidelity Variable Insurance Products Funds). (12)

	(h)	Participation Agreement (Lord Abbett Series Fund, Inc.). (14)
	(i)	Participation Agreement for Class II Shares (Van Kampen) (17)
	(j)	Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.). (17)
	(k)	Participation Agreement (Goldman Sachs Variable Insurance Trust) (19)
	(l)	Participation Agreement (Franklin Templeton Variable Insurance Products Trust) (22)
	(m)	Amended and Restated Participation Agreement (Fidelity Variable Insurance Products Funds). (22)
	(n)	Rule 22c-2 Shareholder Information Agreement (Calvert Group) (23)
	(o)	Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products) (23)
	(p)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) (23)
	(q)	Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust) (23)
	(r)	Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund) (23)
	(s)	Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust) (23)
	(t)	Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds) (23)
	(u)	Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.) (23)
	(v)	Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust) (23)
	(w)	Rule 22c-2 Shareholder Information Agreement (Van ECK Worldwide Insurance Trust) (23)
9.	Administrative Contracts — Not applicable.
10.	Other Material Contracts. Not Applicable.
11.	Opinion and consent of Nancy Kane, Esq. (18)
12.	Actuarial Opinion. Not applicable.
13.	Calculations. Not applicable.
14.	Other Opinions.
	(a)	Consent of Sutherland Asbill & Brennan LLP. (To be filed by amendment.)
	(b)	Consent of PricewaterhouseCoopers, L.L.P. (To be filed by amendment.)
15.	Omitted Financial Statements. No Financial Statements are omitted from Item 24.
16.	Initial Capital Agreements. Not applicable.
17.	Redeemability Exemption.
	(a)	Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) describing issue, transfer and redemption procedures for Premiere II Policies applied for before June 1, 2003. (13)
	(b)	Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) describing issue, transfer and redemption procedures for Premiere II Policies applied for on or after June 1, 2003. (20)
	(c)	Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) describing issue, transfer and redemption procedures for Premiere III Policies. [To be filed by amendment.]
18.	Power of Attorney (25)

(1)
Incorporated herein by reference to the initial filing of the Form S-6 Registration Statement, (File No. 33-61599) as filed with the Commission on August 4, 1995.

(2)
Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement, (File No. 33-61599) as filed with the Commission on December 22, 1995.

(3)
Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 33-70984) as filed with the Commission on April 30, 1997.

(4)
Incorporated herein by reference to the initial filing of the Form S-6 Registration Statement (File No. 333-52215) as filed with the Commission on May 8, 1998.

(5)
Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement (File No. 33-61599) as filed with the Commission on April 30, 1998.

(6)
Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-45963) as filed with the Commission on June 19, 1998.

(7)
Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement (File No. 333-60149) filed with the Commission on October 26, 1998.

(8)
Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form S-6 Registration Statement (File No. 333-45963) filed with the Commission on June 3, 1998.

(9)
Incorporated herein by reference to Post-Effective Amendment Number 1 to the Form S-6 Registration Statement (File No. 333-52215) filed with the Commission on February 1, 1999.

(10)
Incorporated herein by reference to Post-Effective Amendment Number 5 to the Form S-6 Registration Statement (File No. 33-61599) filed with the Commission on April 25, 2000.

(11)
Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 33-70984) as filed with the Commission on April 20, 2000.

(12)
Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement (File No. 33-61599) as filed with the Commission on April 20, 2001.

(13)
Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement (File No. 333-52215) as filed with the Commission on April 20, 2000.

(14)
Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047) as filed with the Commission on April 25, 2002.

(15)
Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 333-52215) as filed with the Commission on April 30, 2002.

(16)
Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement (File No. 333-52215) as filed with the Commission on January 27, 2003.

(17)
Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-94047) as filed with the Commission on April 30, 2003.

(18)
Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-6 Registration Statement (File No. 333-52215) as filed with the Commission on April 30, 2003.

(19)
Incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-112892), filed with the Commission on February 17, 2004.

(20)
Incorporated herein by reference to the Post-Effective Amendment No. 8 to the Form N-6 Registration Statement (File No. 333-52215) as filed with the Commission on April 30, 2004.

(21)
Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-6 Registration Statement (333-52215) as filed with the Commission on January 21, 2005.

(22)
Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813) as filed with the Commission on April 28, 2006.

(23)
Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984) as filed with the Commission on April 27, 2007.

(24)
Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-6 Registration Statement (File No. 333-52215) as filed with the Commission on April 29, 2008.

(25)
Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration Statement (File No. 333-52215) as filed with the Commission on August 15, 2008.

Item 28.    Directors and Officers of Depositor.

Name and Principal Business Address*	Position and Offices with Depositor
John D. Johns	President, Chairman of the Board, Chief Executive Officer, and Director
Carolyn Johnson	Executive Vice President and Chief Operating Officer, and Director
Carolyn King	Senior Vice President, Acquisitions and Corporate Development
Deborah J. Long	Executive Vice President, General Counsel, Secretary
Brent E. Griggs	Senior Vice President, Asset Protection Division
Wayne E. Stuenkel	Senior Vice President and Chief Actuary
Judy Wilson	Senior Vice President, Stable Value Products
Richard J. Bielen	Vice Chairman and Chief Financial Officer and Director
Carl S. Thigpen	Executive Vice President, Chief Investment Officer
John B. Deremo	Senior Vice President and Chief Distribution Officer, Life and Annuity Division
Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer
Nancy Kane	Senior Vice President and Senior Associate Counsel
Kevin Howard	Senior Vice President, Chief Product Actuary, LAD and Certifying Compliance Officer for Illustrations
Charles M. Prior	Senior Vice President, Mortgage Loans

*
Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 29.    Persons Controlled by or Under Common Control With the Depositor and Registrant.

        The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2007 (File No. 001-11339) filed with the Commission on February 29, 2008.

Item 30.    Indemnification.

        Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

        In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Principal Underwriter.

  (a)
  Other Activity. Investment Distributors, Inc. ("IDI") is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, and the Variable Annuity Separate Account A of Protective Life.

  (b)
  Management. The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell	President, Secretary and Director	Vice President, New Business Operations, Life and Annuity Division
Kevin B. Borie	Director	Vice President and Chief Valuation Actuary, Life and Annuity Division
Cindy McGill	Assistant Secretary	Director II, Life and Annuity Division and Assistant Secretary
Gary Carroll	Assistant Compliance Officer and Director	Second Vice President, Compliance, Life and Annuity Division
Thomas R. Barrett	Chief Financial Officer and Director	Director Operational Accounting, Life and Annuity Division
Julena Johnson	Assistant Compliance Officer	Senior Compliance Analyst II, Life and Annuity Division
Barry K. Brown	Assistant Secretary	Second Vice President, LCC Commissions
Jason P. Dees	Assistant Financial Officer	Staff Accountant II, Life and Annuity Division
Steve M. Callaway	Chief Compliance Officer	None

*
Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)
Compensation From the Registrant. The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investments Distributors, Inc.	None	None	N/A	N/A

Item 32.    Location of Accounts and Records.

        All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 33.    Management Services.

        All management contracts are discussed in Part A or Part B.

Item 34.    Fee Representation.

        Protective Life hereby represents that the fees and charges deducted under the variable life insurance policies described herein are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by it under such policies.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Protective Variable Life Separate Account certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama on October 10, 2008.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT (Registrant)
By:	/s/ JOHN D. JOHNS John D. Johns, Chairman of the Board and Chief Executive Officer Protective Life Insurance Company
PROTECTIVE LIFE INSURANCE COMPANY (Depositor)
By:	/s/ JOHN D. JOHNS John D. Johns, Chairman of the Board and Chief Executive Officer Protective Life Insurance Company

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-6 has been signed by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ JOHN D. JOHNS John D. Johns		Chairman of the Board, Chief Executive Officer and Director (Principal Executive Officer)	October 10, 2008
/s/ RICHARD J. BIELEN Richard J. Bielen		Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	October 10, 2008
/s/ STEVEN G. WALKER Steven G. Walker		Senior Vice President, Controller and Chief Accounting Officer (Principal Accounting Officer)	October 10, 2008
* Carolyn Johnson		Director	October 10, 2008
*By:	/s/ DAVID M. LOPER David M. Loper Attorney-in-Fact		October 10, 2008

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EXPLANATORY COMMENT
PART C OTHER INFORMATION
  Item 27. Exhibits.
  Item 28. Directors and Officers of Depositor.
  Item 29. Persons Controlled by or Under Common Control With the Depositor and Registrant.
  Item 30. Indemnification.
  Item 31. Principal Underwriter.
  Item 32. Location of Accounts and Records.
  Item 33. Management Services.
  Item 34. Fee Representation.
SIGNATURES